ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

(the “Funds”)

Supplement dated September 16, 2016

to the Funds’ Prospectus (“Prospectus”), dated January 28, 2016, as Supplemented

The following changes are being made with respect to the Funds’ Prospectus:

FUND SUMMARY

The following information under the section titled “Portfolio Managers” in the FUND SUMMARY section of the Clarkston Partners Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research, has been a portfolio manager for the Fund since its inception.

FUND SUMMARY

The following information under the section titled “Portfolio Managers” in the FUND SUMMARY section of the Clarkston Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research, has been a portfolio manager for the Fund since its inception.

THE PORTFOLIO MANAGERS

The following information under the section titled “THE PORTFOLIO MANAGERS” of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio managers are primarily responsible for the day-to-day operation of the Funds.  The portfolio managers listed below have served as each of the Fund’s portfolio managers since each of the Fund’s inception.

Information about the portfolio managers, including information about the portfolio managers’ business experience, appears below.  More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jeffrey A. Hakala, Chief Investment Officer

Jeffery Hakala is Co-Founder and Chief Investment Officer of the Adviser.  He has co-managed the firm’s investment strategies since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Arts, Business Administration from Michigan State University and a Master of Business Administration from Michigan State University.

Gerald W. Hakala, Director of Research

Gerald Hakala is a Co-Founder and Director of Research of the Adviser.  He has co-managed the firm’s investment strategies since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from Michigan State University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS SERIES TRUST

Clarkston Select Fund

Clarkston Founders Fund

(the “Funds”)

Supplement dated September 16, 2016

to the Funds’ Prospectus (“Prospectus”), dated April 26, 2016, as Supplemented

The following changes are being made with respect to the Funds’ Prospectus:

FUND SUMMARY

The following information under the section titled “Portfolio Managers” in the FUND SUMMARY section of the Clarkston Select Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research, has been a portfolio manager for the Fund since its inception.

FUND SUMMARY

The following information under the section titled “Portfolio Managers” in the FUND SUMMARY section of the Clarkston Founders Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer, has been a portfolio manager for the Fund since its inception.

Gerald W. Hakala, CFA, Director of Research, has been a portfolio manager for the Fund since its inception.

THE PORTFOLIO MANAGERS

The following information under the section titled “THE PORTFOLIO MANAGERS” of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio managers are primarily responsible for the day-to-day operation of the Funds.  The portfolio managers listed below have served as each of the Fund’s portfolio managers since each of the Fund’s inception.

Information about the portfolio managers, including information about the portfolio managers’ business experience, appears below.  More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jeffrey A. Hakala, Chief Investment Officer

Jeffery Hakala is Co-Founder and Chief Investment Officer of the Adviser.  He has co-managed the firm’s investment strategies since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Arts, Business Administration from Michigan State University and a Master of Business Administration from Michigan State University.

Gerald W. Hakala, Director of Research

Gerald Hakala is a Co-Founder and Director of Research of the Adviser.  He has co-managed the firm’s investment strategies since the firm’s inception in 2007.  Mr. Hakala has a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from Michigan State University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

Clarkston Select Fund

Clarkston Founders Fund

(the “Funds”)

Supplement dated September 16, 2016

to the Funds’ Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), dated April 26, 2016, as Supplemented

The following changes are being made with respect to the Funds’ SAI:

The following information under the section titled “PORTFOLIO MANAGERS” of the Funds’ SAI is hereby deleted and replaced in its entirety with the following:

The following sections set forth certain additional information with respect to the portfolio manager for each Fund.  Unless noted otherwise, all information is provided as of September 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of September 30, 2015, the number of accounts (other than the Funds with respect to which information is provided) for which the Funds’ portfolio manager has day-to-day management responsibilities and the total assets in such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jeffrey A. Hakala	0	N/A	0	N/A	124	$78.0
Gerald W. Hakala	0	N/A	0	N/A	305	$772.5

            . . .

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of September 30, 2015.

Portfolio Manager	Dollar Range of Ownership of Securities
Clarkston Partners Fund
Jeffrey A. Hakala	$1-$10,000
Gerald W. Hakala	$1-$10,000

Because the Clarkston Fund had not yet commenced operations as of September 30, 2015, and because the Clarkston Founders Fund and the Clarkston Select Fund are newly organized, the portfolio managers do not own any shares of Clarkston Fund, the Clarkston Founders Fund or the Clarkston Partners Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.